Financial Risk Management - Summary of Sensitivity to Every 10% Change in Fair Values of Equity Investments, with all other Variables Held Constant (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Equity investments designated at fair value through other comprehensive income [member] | Unlisted investments, at cost [Member]
Disclosure Of Change In Equity Price Risk [line items]
Carrying amount of equity investment	¥ 220	¥ 538
Increase in comprehensive income	17	40
Decrease in comprehensive income	(17)	(40)
Hong Kong [member] | Equity investments designated at fair value through other comprehensive income [member] | Listed investments [member]
Disclosure Of Change In Equity Price Risk [line items]
Carrying amount of equity investment	237	457
Increase in comprehensive income	18	34
Decrease in comprehensive income	(18)	(34)
Shanghai [member] | Assets at fair value through profit or loss [member] | Listed investments [member]
Disclosure Of Change In Equity Price Risk [line items]
Carrying amount of equity investment	84	95
Increase in profit or loss	6	7
Decrease in profit or loss	¥ (6)	¥ (7)